Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)(7)	Revenue ($ in thousands)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2022	599,731	(123,800,316)	20,203,347	(56,851,765)	265.01	134.82	(193,381)	975,241
2021	400,000	133,649,996	2,803,735	71,405,207	770.81	189.64	(260,309)	656,426
2020	434,722	183,055,568	539,152	97,974,234	445.43	142.21	(119,370)	431,059

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	The amounts reported reflect the total compensation for Mr. Prince (who has been our PEO since co-founding the company in 2009) for each corresponding year in the “Total” column of the 2022 Summary Compensation Table. For more information, see the section titled “2022 Summary Compensation Table.” The amounts reported represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the 2022 Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Michelle Zatlyn, Thomas Seifert, and Douglas Kramer.
Peer Group Issuers, Footnote [Text Block]	Peer group TSR is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period. The peer group used for this purpose is the following published industry index: Standard & Poor 500’s Information Technology Index (the Index), as used in the company’s stock performance graph included in our 2022 Annual Report.
PEO Total Compensation Amount	$ 599,731	$ 400,000	$ 434,722
PEO Actually Paid Compensation Amount	$ (123,800,316)	133,649,996	183,055,568
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported represent the amount of CAP to Mr. Prince for the corresponding fiscal year, as computed in accordance with SEC rules as further described below. These amounts do not reflect the actual amount of compensation earned by or paid to Mr. Prince during the applicable year. In accordance with Item 402(v) of Regulation S-K under the Securities Act, the following adjustments were made to Mr. Prince’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards ($)(a)	Add: Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)

2022	599,731	—	(124,400,047)	(123,800,316)
2021	400,000	—	133,249,996	133,649,996
2020	434,722	—	182,620,846	183,055,568
_______________________
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the 2022 Summary Compensation Table for the applicable year. For more information, see the section titled “2022 Summary Compensation Table.” We have never provided pension benefits to our NEOs; therefore, no adjustments to the 2022 Summary Compensation Table total for changes in pension values are necessary.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Outstanding and Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2022	—	(64,717,501)	—	(59,682,546)	—	—	(124,400,047)
2021	—	97,142,504	—	36,107,493	—	—	133,249,996
2020	—	162,057,497	—	20,563,348	—	—	182,620,846

Non-PEO NEO Average Total Compensation Amount	$ 20,203,347	2,803,735	539,152
Non-PEO NEO Average Compensation Actually Paid Amount	$ (56,851,765)	71,405,207	97,974,234
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts reported represent the average amount of CAP to the non-PEO NEOs specified in footnote (3), as computed in accordance with SEC rules. These amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K under the Securities Act, the following adjustments were made to average total compensation for the non-PEO NEOs for each year to determine the CAP, using the same methodology described above in footnote (2), including with respect to the remeasurement of compensation related to equity awards:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Reported Value of Equity Awards ($)	Add: Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	20,203,347	19,320,714	(57,734,399)	(56,851,765)
2021	2,803,735	2,270,402	70,871,874	71,405,207
2020	539,152	—	97,435,081	97,974,234
_______________________
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted in the Year and that are Outstanding and Unvested ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)

2022	6,724,110	(34,558,762)	—	(29,899,746)	—	—	(57,734,399)
2021	3,572,548	48,739,135	—	18,560,191	—	—	70,871,874
2020	—	84,826,382	—	12,608,699	—	—	97,435,081

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Total Shareholder Return
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO NEOs, the company’s cumulative TSR, and the cumulative TSR of the company’s peer group over the three years presented in the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income (Loss)
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO NEOs, and the company’s net income (loss) over the three years presented in the Pay Versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Revenue
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO NEOs, and the company’s revenue over the three years presented in the Pay Versus Performance Table.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Total Shareholder Return
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO NEOs, the company’s cumulative TSR, and the cumulative TSR of the company’s peer group over the three years presented in the Pay Versus Performance Table.

Tabular List [Table Text Block]
The following table includes the three financial performance measures that we believe represent our most important financial performance measures we used to link CAP to company performance. As described in greater detail in the section titled “Compensation Discussion and Analysis,” the company’s executive compensation program reflects a pay-for-performance philosophy. The most important financial performance measure used by the company to link executive compensation actually paid to the named executive officers, for the most recently completed fiscal year, to the company’s performance is revenue.

2022 Financial Performance Measures
Revenue
Gross Margin
Stock Price

Total Shareholder Return Amount	$ 265.01	770.81	445.43
Peer Group Total Shareholder Return Amount	134.82	189.64	142.21
Net Income (Loss)	$ (193,381,000)	$ (260,309,000)	$ (119,370,000)
Company Selected Measure Amount	975,241,000	656,426,000	431,059,000
PEO Name	Mr. Prince
Additional 402(v) Disclosure [Text Block]	Total shareholder return (TSR) is the value of $100 at the end of the measurement period assuming invested in the company’s Class A common stock as of the beginning of the measurement period and reinvesting all dividends. The company has not paid dividends historically. The amounts reported represent our net income (loss), as reflected in the company’s audited financial statements for the applicable year as included in our 2022 Annual Report.(8)The amounts reported represent our revenue, as reflected in the company’s audited financial statements for the applicable year as included in our 2022 Annual Report. While we use several financial performance measures for purposes of our compensation programs, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link CAP to the named executive officers, for the most recently completed fiscal year, to the company’s performance.
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term	1 year 6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum		1 year 6 months	2 years	2 years 6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum		2 years 6 months	3 years	3 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum 1	0.6267	0.5740	0.3809	0.3484
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum 1	0.8834	0.6652	0.6760	0.3630
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum 1	0.0069	0.0011	0.0011	0.0159
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum 1	0.0452	0.0085	0.0157	0.0163
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate 1	0.00%	0.00%	0.00%	0.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,400,047)	133,249,996	182,620,846
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(64,717,501)	97,142,504	162,057,497
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(59,682,546)	36,107,493	20,563,348
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,320,714	2,270,402	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,734,399)	70,871,874	97,435,081
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	6,724,110	3,572,548	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(29,899,746)	18,560,191	12,608,699
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(34,558,762)	48,739,135	84,826,382
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0